Loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Major Classifications
Total loans	$ 884,869,000	$ 948,639,000
Less allowance for loan losses	9,355,000	9,908,000
Net loans	875,514,000	938,731,000
Good Quality
Major Classifications
Total loans	623,040,000	623,201,000
Commercial loans (not secured by real estate)
Major Classifications
Total loans	91,172,000	161,740,000
Consumer loans (not secured by real estate)
Major Classifications
Total loans	6,436,000	7,113,000
Total Real Estate Loan
Major Classifications
Total loans	781,225,000	775,183,000
Single-family residential
Major Classifications
Total loans	266,111,000	272,325,000
Commercial
Major Classifications
Total loans	337,841,000	332,971,000
Construction and Land Development
Major Classifications
Total loans	95,760,000	94,124,000
Construction and Land Development | Good Quality
Major Classifications
Total loans	80,325,000	76,897,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Major Classifications
Total loans	23,147,000	26,883,000
Single-Family Residential - Banco de la Gente Non-Tradtional | Good Quality
Major Classifications
Total loans	8,712,000	10,170,000
Multifamily and Farmland
Major Classifications
Total loans	58,366,000	48,880,000
Multifamily and Farmland | Good Quality
Major Classifications
Total loans	54,945	44,890,000
Farm Loans (Not Secured by Real Estate)
Major Classifications
Total loans	796,000	855,000
Farm Loans (Not Secured by Real Estate) | Good Quality
Major Classifications
Total loans	792,000	832,000
All Other Loans (Not Secured by Real Estate)
Major Classifications
Total loans	5,240,000	3,748,000
All Other Loans (Not Secured by Real Estate) | Good Quality
Major Classifications
Total loans	$ 3,931,000	$ 1,477,000